Subsequent events - Schedule of Shares and Share Equivalents Outstanding (Details)	12 Months Ended
	Mar. 31, 2008 shares
Common Stock [Member]
Subsequent events - Schedule of Shares and Share Equivalents Outstanding (Details) [Line Items]
Shares outstanding - post split	386
Shares issued upon note conversion	534,850	[1]
common shares issued to advisors	376,256	[2]
penny warrants issued		[3]
Stock options issued under 2025 plan
Shares and share equivalents outstanding	911,492
Preferred Stock [Member]
Subsequent events - Schedule of Shares and Share Equivalents Outstanding (Details) [Line Items]
Shares outstanding - post split	3,075
Shares issued upon note conversion		[1]
common shares issued to advisors		[2]
penny warrants issued		[3]
Stock options issued under 2025 plan
Shares and share equivalents outstanding	3,075
Stock Options [Member]
Subsequent events - Schedule of Shares and Share Equivalents Outstanding (Details) [Line Items]
Shares outstanding - post split	279
Shares issued upon note conversion		[1]
common shares issued to advisors		[2]
penny warrants issued		[3]
Stock options issued under 2025 plan	2,762,901
Shares and share equivalents outstanding	2,763,180
Warrant [Member]
Subsequent events - Schedule of Shares and Share Equivalents Outstanding (Details) [Line Items]
Shares outstanding - post split
Shares issued upon note conversion		[1]
common shares issued to advisors		[2]
penny warrants issued	6,008,589	[3]
Stock options issued under 2025 plan
Shares and share equivalents outstanding	6,008,589

[1]	All convertible notes plus accrued interest outstanding at the Merger date were converted into 534,850 shares of common stock
[2]	Issued 376,256 common shares to consultants, advisors and for terminating a share subscription agreement.
[3]	Warrants to purchase 6,008,589 shares of common stock at $0.01 per share were issued to investors. The Company received $6,008 from the exercise of such warrants at the Merger date.